As filed with the Securities and Exchange Commission on August 13, 2015

File Nos. 333-155395

811-22250

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 245	☒

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 247	☒

PIMCO ETF TRUST

(Exact name of Registrant as Specified in Charter)

650 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code

(866) 746-2606

Robert W. Helm, Esq. Douglas P. Dick, Esq. Dechert LLP 1900 K Street, N.W. Washington, D.C. 20006	Brent R. Harris Pacific Investment Management Company LLC 650 Newport Center Drive Newport Beach, California 92660
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)	☒	on (September 11, 2015) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)	☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 245 to the Registration Statement of PIMCO ETF Trust (the “Trust” or the “Registrant”) incorporates by reference the prospectuses and Statement of Additional Information that are contained in the Trust’s Post-Effective Amendment No. 65, which was filed with the Securities and Exchange Commission on January 24, 2014. This Post-Effective Amendment No. 245 is filed solely for the purpose of designating September 11, 2015 as the new effective date of Post-Effective Amendment No. 65, the effectiveness of which was previously delayed pursuant to Post-Effective Amendment No. 71 to the Trust’s Registration Statement, as filed April 8, 2014, Post-Effective Amendment No. 77 to the Trust’s Registration Statement, as filed May 7, 2014, Post-Effective Amendment No. 83 to the Trust’s Registration Statement, as filed June 5, 2014, Post-Effective Amendment No. 94 to the Trust’s Registration Statement, as filed July 2, 2014, Post-Effective Amendment No. 101 to the Trust’s Registration Statement, as filed July 31, 2014, Post-Effective Amendment No. 107 to the Trust’s Registration Statement, as filed August 14, 2014, Post-Effective Amendment No. 121 to the Trust’s Registration Statement, as filed September 11, 2014, Post-Effective Amendment No. 133 to the Trust’s Registration Statement, as filed October 9, 2014, Post-Effective Amendment No. 144 to the Trust’s Registration Statement, as filed November 6, 2014, Post-Effective Amendment No. 155 to the Trust’s Registration Statement, as filed December 4, 2014, Post-Effective Amendment No. 165 to the Trust’s Registration Statement, as filed December 31, 2014, Post-Effective Amendemet No. 175 to the Trust’s Registration Statement, as filed January 29, 2015, Post-Effective Amendment No. 185 to the Trust’s Registration Statement, as filed February 26, 2015, Post-Effective Amendment No. 195 to the Trust’s Registration Statement, as filed March 26, 2015, Post-Effective Amendment No. 205 to the Trust’s Registration Statement, as filed April 23, 2015, Post-Effective Amendment No. 215 to the Trust’s Registration Statement, as filed May 21, 2015, Post-Effective Amendment No. 225 to the Trust’s Registration Statement, as filed June 18, 2015, and Post-Effective Amendment No. 235 to the Trust’s Registration Statement, as filed July 16, 2015. This Post-Effective Amendment does not affect the currently effective prospectuses and Statement of Additional Information for the other series of the Trust’s shares.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 245 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 13th day of August, 2015.

PIMCO ETF TRUST
(Registrant)

By:
Peter G. Strelow***, President

***By:	/s/ DOUGLAS P. DICK
Douglas P. Dick
as attorney-in fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

	Trustee	August 13, 2015
Brent R. Harris*

	Trustee	August 13, 2015
Douglas M. Hodge*

	Trustee	August 13, 2015
George E. Borst****

	Trustee	August 13, 2015
E. Philip Cannon*

	Trustee	August 13, 2015
Jennifer H. Dunbar****

	Trustee	August 13, 2015
Gary F. Kennedy****

	Trustee	August 13, 2015
Peter B. McCarthy****

	Trustee	August 13, 2015
Ronald C. Parker*
	President	August 13, 2015
Peter G. Strelow***	(Principal Executive Officer)
	Treasurer	August 13, 2015
Trent W. Walker**	(Principal Financial and Accounting Officer)

*, **, ***, ****By:	/s/ DOUGLAS P. DICK
Douglas P. Dick as attorney-in-fact

*	Pursuant to powers of attorney filed with Post-Effective Amendment No. 20 to the Registration Statement on August 24, 2010, and incorporated by reference herein.
**	Pursuant to power of attorney filed with Post-Effective Amendment No. 65 to the Registration Statement on January 24, 2014, and incorporated by reference herein.
***	Pursuant to power of attorney filed with Post-Effective Amendment No. 195 to the Registration Statement on March 26, 2015, and incorporated by reference herein.
****	Pursuant to powers of attorney filed with Post-Effective Amendment No. 205 to the Registration Statement on April 23, 2015, and incorporated by reference herein.